Convertible subordinated debt (Narrative) (Details)	12 Months Ended			0 Months Ended	1 Months Ended		12 Months Ended
	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Oct. 08, 2012 6.50% Convertible Unsecured Notes, Due 2014 [Member]	Nov. 30, 2009 6.50% Convertible Unsecured Notes, Due 2014 [Member] USD ($)	Nov. 30, 2009 6.50% Convertible Unsecured Notes, Due 2014 [Member] EUR (€)	Dec. 31, 2012 6.50% Convertible Unsecured Notes, Due 2014 [Member] EUR (€)	Dec. 31, 2009 6.50% Convertible Unsecured Notes, Due 2014 [Member]	Dec. 31, 2011 6.50% Convertible Unsecured Notes, Due 2014 [Member] EUR (€)
Debt Conversion [Line Items]
Accretion interest expense		€ 4,469,000	€ 4,401,000
Convertible subordinated notes, interest rate					6.50%	6.50%
Convertible subordinated notes, newly issued common shares (in shares)	0	9,074,396	2,151,020	9,074,396
Convertible subordinated notes					150,000,000
Convertible subordinated notes, conversion rate					0.0585851	0.0585851
Convertible subordinated notes, conversion rate, base amount						1,000
Conversion price, per share						€ 17.09
Convertible, conversion price adjusted							€ 16.53		€ 16.85
Percentage of redemption price equal to principal amount								100.00%
Percentage of common shares that exceeds conversion price								130.00%
Term of common shares exceeds conversion price threshold of 30 consecutive trading days					20 days	20 days
Subordinated debt converted into number of shares (in shares)	0	9,074,396	2,151,020	9,074,396
Loss resulting from early extinguishment of debt	€ 0	€ 2,209,000	€ 824,000				€ 2,209,000